SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 55,250	¥ 125,027	¥ 67,026
Restricted Stock [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	(5,158)	8,618
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	59,133	112,218	67,026
Restricted Stock [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,275	4,191
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	52,212	136,943	30,269
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	(795)	9,946	909
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	54,393	109,530	25,132
Share-Based Payment Arrangement, Option [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	(765)	16,960	3,467
Share-Based Payment Arrangement, Option [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ (621)	¥ 507	¥ 761